Loans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Loans
Loans	$ 6,686,244	[1]	$ 6,148,298	[1]
Interest which would have been recorded if the loans had not been in a non-accrual status	191		67		0
Interest income collected on non-accruing loans	6		0		2,288
Nonperforming Financing Receivable [Member]
Loans
Loans	4,034		3,125		0
Private Corporation [Member]
Loans
Loans	3,120,005	[1]	2,375,178	[1]
Private Corporation [Member] | Nonperforming Financing Receivable [Member]
Loans
Loans	3,125		3,125		0
Private Middle Market Companies [Member]
Loans
Loans	483,348	[1]	574,107	[1]
Private Middle Market Companies [Member] | Nonperforming Financing Receivable [Member]
Loans
Loans	$ 909		$ 0		$ 0

[1]	Current ratings as of December 31, 2014 and 2013, respectively.